American Century Investments®
Quarterly Portfolio Holdings
American Century® Focused Large Cap Value ETF (FLV)
November 30, 2022

American Century Focused Large Cap Value ETF - Schedule of Investments
NOVEMBER 30, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 98.7%
Aerospace and Defense — 3.5%
Raytheon Technologies Corp.	84,290	8,321,109
Airlines — 1.3%
Southwest Airlines Co.(1)	77,179	3,080,214
Banks — 5.4%
JPMorgan Chase & Co.	59,349	8,200,845
Truist Financial Corp.	95,834	4,485,989
		12,686,834
Capital Markets — 4.3%
Bank of New York Mellon Corp.	147,200	6,756,480
BlackRock, Inc.	4,574	3,274,984
		10,031,464
Communications Equipment — 4.3%
Cisco Systems, Inc.	116,256	5,780,248
F5, Inc.(1)	27,646	4,274,348
		10,054,596
Containers and Packaging — 2.6%
Packaging Corp. of America	27,553	3,744,177
Sonoco Products Co.	38,849	2,384,163
		6,128,340
Diversified Financial Services — 4.0%
Berkshire Hathaway, Inc., Class B(1)	29,830	9,503,838
Diversified Telecommunication Services — 2.9%
AT&T, Inc.	360,424	6,948,975
Electric Utilities — 3.5%
Duke Energy Corp.	83,616	8,355,747
Electrical Equipment — 4.6%
ABB Ltd., ADR(2)	58,665	1,847,361
Emerson Electric Co.	58,782	5,629,552
nVent Electric PLC	82,347	3,294,703
		10,771,616
Electronic Equipment, Instruments and Components — 1.2%
TE Connectivity Ltd.	22,578	2,847,537
Entertainment — 1.3%
Walt Disney Co.(1)	31,070	3,040,821
Equity Real Estate Investment Trusts (REITs) — 1.8%
Public Storage	13,884	4,136,877
Food and Staples Retailing — 2.5%
Sysco Corp.	30,946	2,677,139
Walmart, Inc.	21,541	3,283,279
		5,960,418
Food Products — 4.1%
Conagra Brands, Inc.	133,925	5,086,472
Mondelez International, Inc., Class A	66,589	4,502,082
		9,588,554
Gas Utilities — 3.0%
Atmos Energy Corp.	59,459	7,146,972
Health Care Equipment and Supplies — 9.6%
Becton Dickinson and Co.	10,268	2,560,223

Medtronic PLC	140,878	11,134,997
Zimmer Biomet Holdings, Inc.	74,629	8,962,943
		22,658,163
Health Care Providers and Services — 3.1%
Henry Schein, Inc.(1)	49,871	4,035,561
Quest Diagnostics, Inc.	21,449	3,256,602
		7,292,163
Household Products — 8.1%
Colgate-Palmolive Co.	36,663	2,840,649
Kimberly-Clark Corp.	51,954	7,046,521
Procter & Gamble Co.	62,666	9,347,261
		19,234,431
Industrial Conglomerates — 0.4%
Honeywell International, Inc.	4,372	959,873
Insurance — 10.1%
Aflac, Inc.	59,502	4,279,979
Allstate Corp.	57,983	7,763,924
Marsh & McLennan Cos., Inc.	33,159	5,742,475
Reinsurance Group of America, Inc.	42,266	6,103,210
		23,889,588
Oil, Gas and Consumable Fuels — 7.7%
Exxon Mobil Corp.	84,722	9,432,948
TotalEnergies SE, ADR	142,055	8,867,073
		18,300,021
Pharmaceuticals — 7.3%
Johnson & Johnson	71,921	12,801,938
Novartis AG, ADR	50,813	4,550,812
		17,352,750
Semiconductors and Semiconductor Equipment — 1.1%
Texas Instruments, Inc.	14,827	2,675,680
Software — 1.0%
Microsoft Corp.	9,347	2,384,794
TOTAL COMMON STOCKS (Cost $207,123,091)		233,351,375
SHORT-TERM INVESTMENTS — 1.0%
Money Market Funds — 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class (Cost $2,374,639)	2,374,639	2,374,639
TOTAL INVESTMENT SECURITIES—99.7% (Cost $209,497,730)		235,726,014
OTHER ASSETS AND LIABILITIES — 0.3%		615,028
TOTAL NET ASSETS — 100.0%		$236,341,042

NOTES TO SCHEDULE OF INVESTMENTS
ADR	-	American Depositary Receipt
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $1,269,047. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers. At the period end, the aggregate value of the collateral held by the fund was $1,271,731, all of which is securities collateral.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.